Employee Future Benefits	12 Months Ended
Dec. 31, 2020
Employee Future Benefits
Employee Future Benefits
19.	Employee future benefits

AEZS Germany provides unfunded defined benefit multi-employer pension plans and unfunded post-employment benefit plans for certain groups of employees. Provisions for pension obligations are established for benefits payable in the form of retirement, disability and surviving dependent pensions.

The unfunded defined benefit pension plans are final salary pension plans, which provide benefits to members (or to their surviving dependents) in the form of a guaranteed level of pension payable for life. The level of benefits provided depends on the member’s length of service and on his or her base salary in the final years leading up to retirement. Current pensions vary in accordance with applicable statutory requirements, which foresee an adjustment every three years on an individual basis that is based on inflationary increases or in relation to salaries of comparable groups of active employees in the Company. An adjustment may be denied by the Company if the Company’s financial situation does not allow for an increase in pensions. These plans are unfunded, and the Company meets benefit payment obligations as they fall due.

The change in the Company’s accrued benefit obligations is summarized as follows:

	Pension benefit plans Years ended December 31,		Other benefit plans Years ended December 31,
	2020	2019	2020	2019
	$	$	$	$
Balances – Beginning of the year	13,704	13,100	84	105
Current service cost	50	41	4	8
Interest cost	162	239	1	2
Actuarial loss (gain) arising from changes in financial assumptions	650	1,068	1	(28)
Benefits paid	(529)	(483)	(3)	—
Impact of foreign exchange rate changes	1,304	(261)	7	(3)
Balances – End of the year	15,341	13,704	94	84
Amounts recognized:
In net loss	(212)	(280)	(6)	18
In other comprehensive loss	(1,954)	(807)	(7)	3

The cumulative amount of actuarial net losses recognized in other comprehensive loss as at December 31, 2020 is $5,793 ($5,143 as at December 31, 2019 and $4,084 as at December 31, 2018).

The significant actuarial assumptions applied to determine the Company’s accrued benefit obligations are as follows:

	Pension benefit plans		Other benefit plans
	Years ended December 31,		Years ended December 31,
Actuarial assumptions	2020	2019	2020	2019
	%	%	%	%
Discount rate	0.60	1.10	0.60	1.90
Pension benefits increase	0.50	1.50	0.50	1.50
Rate of compensation increase	2.00	2.00	2.00	2.00

The calculation of the pension benefit obligation is sensitive to the discount rate assumption. During 2020, management updated the discount rate assumption on a quarterly basis from 1.1% as at December 31, 2019, to 1.8% at March 31, 2020, to 1.1% at June 30, 2020, to 0.8% at September 30, 2020 to 0.6% at December 31, 2020. During 2020, management expanded its assumptions of possible future compensation scenarios from: its current three-year forecast to a thirty-year forecast, from using an expected average inflation rate to an expected inflation rate, and included the potential claims of retirees within the 30 year time horizon. Historically, the Company has not authorized actual pension increases, given the economic situation of the Company, and any legally required increases have been funded from the related pension surpluses. The Company expects to invest in its R&D opportunities, which would not change its economic situation in the short term but, if successful, does allow for scenarios that such pension increases would be owing. Such potential future pension compensation obligations have been included in the revised forecast assumptions, at a rate of 0.50%, in addition to an expected inflation rate of 1.75%.

Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in Germany. These assumptions translate into an average remaining life expectancy in years for a pensioner retiring at age 65:

	2020	2019
Retiring at the end of the reporting period:
Male	20	20
Female	24	24
Retiring 20 years after the end of the reporting period:
Male	28	28
Female	31	31

The most recent actuarial reports give effect to the pension and post-employment benefit obligations as at December 31, 2020. The next actuarial reports are planned for December 31, 2021.

In accordance with the assumptions used as at December 31, 2020, undiscounted defined pension benefits expected to be paid, in Euro, are as follows:

€
2021	462
2022	462
2023	466
2024	472
2025	473
Thereafter	11,733
14,068

The weighted average duration of the defined benefit obligation is 15.8 years.

Total expenses for the Company’s defined contribution plan in its German subsidiary amounted to approximately $38 for the year ended December 31, 2020 (2019 - $54).

If variations in the following assumptions had occurred during 2020, the impact on the Company’s pension benefit obligation of $15,341 as at December 31, 2020 would have been as follows:

Assumption	Increase	Decrease

Change interest rate by 0.25%	(576)	613
Change salary rate by 0.25%	20	(20)
Change pension by 0.25%	778	(745)
Change mortality by 1 year	581	(580)